Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
ICE BOFA 3-MONTH US TREASURY BILL INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.25%	2.47%	1.77%
JPMorgan Flexible Debt ETF
Prospectus [Line Items]
Average Annual Return, Percent	5.16%	3.47%	3.29%
JPMorgan Flexible Debt ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.11%	1.92%	1.78%
JPMorgan Flexible Debt ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.02%	1.98%	1.84%